UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-09037

Nuveen Investment Trust III

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: September 31

Date of reporting period: December 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Short Duration Bond Fund

December 31, 2007

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 25.6%

	Aerospace & Defense – 1.1%

$200	Lockheed Martin Corporation	8.200%	12/01/09	A–	$215,135
	Automobiles – 0.5%

100	DaimlerChrysler NA Holding Corporation	4.750%	1/15/08	A3	99,979
	Beverages – 0.5%

100	Miller Brewing Company, 144A	4.250%	8/15/08	BBB+	99,580
	Capital Markets – 0.5%

100	Goldman Sachs Group, Inc.	4.125%	1/15/08	AA–	99,965
	Commercial Banks – 1.6%

100	JP Morgan Chase & Company	4.000%	2/01/08	Aa2	99,923

100	US Bank National Association	6.300%	7/15/08	AA	100,549

100	Wachovia Corporation	6.250%	8/04/08	A+	100,569
300	Total Commercial Banks				301,041
	Commercial Services & Supplies – 0.6%

60	Allied Waste North America	6.500%	11/15/10	BB+	60,300

50	Interface, Inc.	10.375%	2/01/10	B+	52,625
110	Total Commercial Services & Supplies				112,925
	Communications Equipment – 0.7%

125	Cisco Systems, Inc.	5.250%	2/22/11	A+	128,249
	Computers & Peripherals – 0.7%

125	International Business Machines Corporation (IBM)	4.950%	3/22/11	A+	127,792
	Containers & Packaging – 0.9%

165	Owens-Brockway Glass Container Inc.	8.875%	2/15/09	BB	165,825
	Diversified Telecommunication Services – 2.0%

225	BellSouth Corporation	4.200%	9/15/09	A	223,751

100	Sprint Capital Corporation, Unsecured Note	6.125%	11/15/08	BBB	100,145

50	US West Communications Inc.	5.625%	11/15/08	BBB–	50,000
375	Total Diversified Telecommunication Services				373,896
	Electric Utilities – 2.9%

100	Cinergy Corporation	6.530%	12/16/08	BBB+	101,501

50	Commonwealth Edison Company, First Mortgage	3.700%	2/01/08	BBB	49,938

100	Niagara Mohawk Power Corporation, Series 1998G	7.750%	10/01/08	A3	102,010

100	Ohio Edison Company	4.000%	5/01/08	Baa2	99,592

100	Public Service Electric & Gas Company, Series 2003C	4.000%	11/01/08	A–	99,164

100	Puget Sound Energy Inc.	3.363%	6/01/08	BBB+	99,208
550	Total Electric Utilities				551,413
	Food Products – 1.1%

100	Campbell Soup Company	5.875%	10/01/08	A	100,996

100	Kellogg Company	2.875%	6/01/08	A3	99,059
200	Total Food Products				200,055
	Gas Utilities – 0.5%

100	Noram Energy Corporation	6.500%	2/01/08	BBB	100,076

Portfolio of Investments (Unaudited)

Nuveen Short Duration Bond Fund (continued)

December 31, 2007

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Health Care Equipment & Supplies – 0.5%

$100	Baxter International Inc.	7.250%	2/15/08	A+	$100,239
	Hotels, Restaurants & Leisure – 1.1%

50	Mirage Resorts, Inc.	6.750%	2/01/08	BB	50,250

50	Park Place Entertainment	8.875%	9/15/08	Ba1	51,954

100	Tricon Global Restaurants Inc.	7.650%	5/15/08	Baa2	100,955
200	Total Hotels, Restaurants & Leisure				203,159
	Household Durables – 0.5%

25	Beazer Homes USA, Inc.	8.625%	5/15/11	B+	19,375

50	KB Home	7.750%	2/01/10	Ba2	46,500

25	Toll Corporation	8.250%	2/01/11	BB+	23,688
100	Total Household Durables				89,563
	Household Products – 0.8%

150	Clorox Company	4.200%	1/15/10	BBB+	148,345
	Insurance – 0.5%

100	Prudential Financial Inc.	3.750%	5/01/08	A+	99,451
	Machinery – 1.1%

100	Caterpillar Financial Services Corporation	3.800%	2/08/08	A	99,877

100	John Deere Capital Corporation, Series 2005D	4.500%	8/25/08	A	99,730
200	Total Machinery				199,607
	Media – 1.2%

50	Echostar DBS Corporation	5.750%	10/01/08	BB–	50,063

40	Sinclair Broadcasting Group	8.000%	3/15/12	Ba3	40,950

125	Walt Disney Company	5.700%	7/15/11	A	130,400
215	Total Media				221,413
	Multiline Retail – 0.5%

100	Federated Department Stores, Inc.	6.625%	9/01/08	BBB	100,777
	Multi-Utilities – 1.8%

100	Duke Energy Corporation	4.200%	10/01/08	A–	99,389

100	MidAmerican Energy Holdings Company	3.500%	5/15/08	BBB+	99,352

150	Sempra Energy	4.750%	5/15/09	BBB+	149,815
350	Total Multi-Utilities				348,556
	Oil, Gas & Consumable Fuels – 1.1%

50	Alpha Natural Resources, Inc.	10.000%	6/01/12	B–	53,125

150	Phillips Petroleum Company	8.750%	5/25/10	A1	164,423
200	Total Oil, Gas & Consumable Fuels				217,548
	Paper & Forest Products – 0.2%

40	Rock-Tenn Company	8.200%	8/15/11	BB–	41,600
	Pharmaceuticals – 1.1%

100	Bristol-Myers Squibb Company	4.000%	8/15/08	A+	99,205

100	Wyeth	4.375%	3/01/08	A+	99,934
200	Total Pharmaceuticals				199,139

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Road & Rail – 0.8%

$50	Kansas City Southern Railway Company	9.500%	10/01/08	B	$51,250

100	Union Pacific Corporation	6.625%	2/01/08	BBB	100,121
150	Total Road & Rail				151,371
	Trading Companies & Distributors – 0.3%

50	GATX Financial Corporation	5.125%	4/15/10	BBB+	49,256
	Wireless Telecommunication Services – 0.5%

100	Airtouch Communications Inc.	6.650%	5/01/08	A–	100,476
$4,805	Total Corporate Bonds (cost $4,853,995)				4,846,431

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 41.3%

	U.S. Treasury Bonds/Notes – 41.3%

$3,400	United States of America Treasury Bonds/Notes	4.750%	11/15/08	AAA	$3,439,314

700	United States of America Treasury Bonds/Notes	4.875%	1/31/09	AAA	712,633

1,775	United States of America Treasury Bonds/Notes	3.500%	11/15/09	AAA	1,791,225

1,450	United States of America Treasury Bonds/Notes	4.375%	12/15/10	AAA	1,504,377

400	United States of America Treasury Bonds/Notes (4)	0.000%	8/15/09	AAA	380,711
$7,725	Total U.S. Government and Agency Obligations (cost $7,722,765)				7,828,260

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED SECURITIES – 11.3%

	Autos – 3.1%

$300	Banc of America Securities Auto Trust 2006-G1	5.180%	6/18/10	AAA	$301,132

16	Daimler Chrysler Auto Trust, Class A3, Series 2005B	4.040%	9/08/09	AAA	16,450

100	Hyundai Auto Receivables Trust 2007A, Class A3A	5.040%	1/17/12	AAA	100,514

160	USAA Auto Owner Trust 2007-2	5.070%	6/15/13	AAA	161,717
576	Total Autos				579,813
	Cards – 8.2%

310	Bank One Issuance Trust, 2003 Class A9	3.860%	6/15/11	AAA	308,731

160	CitiBank Credit Card Issuance Trust, 2006 Class B2	5.150%	3/07/11	A	160,288

270	Citibank Credit Card Issuance Trust, Series 2007	5.000%	11/08/12	A	267,273

300	General Electric Master Credit Card Note Trust, Class A, Series 2006-1	5.080%	9/15/12	AAA	304,064

300	Household Credit Card Master Note Trust, Class A, Series 2006-1	5.100%	6/15/12	AAA	302,945

210	MBNA Master Credit Card Trust Class 99-J	7.000%	2/15/12	AAA	219,989
1,550	Total Cards				1,563,290
	Home Equity – 0.0%

(3) —	Master Asset Backed Securities Trust 2005-WMC1, Mortgage Pass Through Certificates, Class N-1	4.940%	3/26/35	A+	—
$2,126	Total Asset-Backed Securities (cost $2,126,728)				2,143,103

Portfolio of Investments (Unaudited)

Nuveen Short Duration Bond Fund (continued)

December 31, 2007

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SOVEREIGN DEBT – 3.8%

	Turkey – 3.8%

$200	Republic of Turkey, Government Bond	14.000%	1/19/11	Ba3	$172,233

400	Republic of Turkey, Government Bond	10.404%	2/15/12	BB	384,332

200	Republic of Turkey, Government Bond	16.000%	3/07/12	Baa3	178,631
800	Total Turkey				735,196
$800	Total Sovereign Debt (cost $562,164)				735,196

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SHORT-TERM INVESTMENTS – 14.2%

	U.S. Government and Agency Obligations – 14.2%

$1,000	Federal Home Loan Banks, Discount Notes (4)	0.000%	1/09/08	Aaa	$999,046

1,700	Federal Home Loan Banks, Discount Notes (4)	0.000%	2/06/08	Aaa	1,692,673
2,700	Total U.S. Government and Agency Obligations				2,691,719
$2,700	Total Short-Term Investments (cost $2,691,719)				2,691,719
	Total Investments (cost $17,957,371) – 96.2%				18,244,708

	Other Assets Less Liabilities – 3.8%				713,879

	Net Assets – 100%				$18,958,587

Forward Foreign Currency Exchange Contracts outstanding at December 31, 2007:

Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Australian Dollar	80,000	Canadian Dollar	68,618	1/03/08	$(704)
Canadian Dollar	70,174	Australian Dollar	80,000	1/03/08	(872)
Canadian Dollar	74,595	New Zealand Dollar	100,000	1/03/08	1,343
Canadian Dollar	290,000	U.S. Dollar	286,055	2/19/08	(7,937)
Czech Koruna	3,003,220	U.S. Dollar	170,000	2/14/08	4,691
Danish Krone	667,000	U.S. Dollar	131,483	2/14/08	625
Euro	84,608	Iceland Krona	8,119,800	9/24/08	(2,870)
Japanese Yen	15,554,360	Singapore Dollar	200,000	1/04/08	(310)
Japanese Yen	18,965,200	U.S. Dollar	170,000	2/19/08	(700)
New Taiwan Dollar	3,951,000	U.S. Dollar	122,816	1/15/08	678
New Turkish Lira	659,663	U.S. Dollar	553,130	2/14/08	(1,539)
New Zealand Dollar	100,000	Canadian Dollar	71,888	1/03/08	(4,086)
Philippine Peso	3,386,250	U.S. Dollar	81,853	1/04/08	(176)
Singapore Dollar	200,000	U.S. Dollar	138,939	1/04/08	(45)
Singapore Dollar	250,000	U.S. Dollar	174,149	2/14/08	(80)
South Korean Won	159,613,000	U.S. Dollar	170,000	1/22/08	(815)
Swiss Franc	147,410	U.S. Dollar	131,675	2/13/08	1,117
U.S. Dollar	136,425	Japanese Yen	15,554,360	1/04/08	2,870
U.S. Dollar	75,000	Philippine Peso	3,386,250	1/04/08	7,028
U.S. Dollar	66,223	Colombian Peso	135,625,000	1/15/08	841
U.S. Dollar	81,932	Philippine Peso	3,386,250	2/04/08	1
U.S. Dollar	170,000	Brazilian Real	304,980	2/06/08	370
U.S. Dollar	130,835	Swiss Franc	147,410	2/13/08	(277)
U.S. Dollar	130,609	Hungarian Forint	22,500,000	2/14/08	(913)
U.S. Dollar	127,010	Mexican Peso	1,378,375	2/14/08	(1,104)
U.S. Dollar	292,044	Canadian Dollar	290,000	2/19/08	1,948
U.S. Dollar	61,081	Colombian Peso	123,108,000	2/19/08	(506)
U.S. Dollar	168,239	South African Rand	1,150,000	2/19/08	(1,506)
U.S. Dollar	150,000	Indonesian Rupiah	1,370,250,000	4/04/08	(5,091)
					$(8,019)

Interest Rate Swaps outstanding at December 31, 2007:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Termination Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Morgan Stanley	5,600,000 NOK	Pay	6-Month NIBOR	5.625%	Annually	11/12/09	$(2,413)
Morgan Stanley	3,800,000 NZD	Pay	3-Month NZD-BBR-FRA	8.200	Semi-Annually	12/27/09	(24,233)
Morgan Stanley	4,000,000 BRL	Pay	1-Day BZDIRA	11.270	Annually	1/04/10	(48,490)
Morgan Stanley	9,750,000 NOK	Receive	6-Month NIBOR	5.423	Annually	11/12/12	4,887
Morgan Stanley	4,150,000 NOK	Pay	6-Month NIBOR	5.500	Annually	11/12/17	(3,587)
Morgan Stanley	1,000,000 NZD	Receive	3-Month NZD-BBR-FRA	7.480	Semi-Annually	12/27/17	12,578
							$(61,258)

Credit Default Swaps outstanding at December 31, 2007:

Counterparty	Referenced Entity	Buy/Sell Protection	Notional Amount	Fixed Rate	Termination Date	Value at December 31, 2007	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Goldman Sachs	DJ Investment Grade CDX	Sell	$750,000	3.750%	12/20/12	$(32,011)	$(30,136)
Lehman Brothers	Harrah’s Entertainment Inc.	Sell	125,000	3.750	9/20/08	530	528
							$(29,608)

Futures Contracts outstanding at December 31, 2007:

Type	Contract Position	Number of Contracts	Contract Expiration	Value at December 31,2007 (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Eurodollar	Long	16	3/08	$3,830,600	$(6,648)
Eurodollar	Short	(32)	9/08	(7,720,800)	8,304
Eurodollar	Long	16	6/09	3,860,400	(248)
LIBOR	Short	(18)	6/08	(2,131,425)	(16,194)
LIBOR	Long	18	12/08	2,140,650	32,626
U.S. 2-Year Treasury Note	Long	26	3/08	5,466,500	3,578
U.S. 5-Year Treasury Note	Long	4	3/08	441,125	2,051
					$23,469

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.

(2)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(3)	Principal amount rounds to less than $1,000.

(4)	A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

BRL	Brazilian Real

NOK	Norwegian Krone

NZD	New Zealand Dollar

BZDIRA	Brazil Inter-Bank Deposit Rate Annualized

LIBOR	London Inter-Bank Offered Rate

NIBOR	Norwegian Inter-Bank Offered Rate

NZD-BBR-FRA	New Zealand Dollar-Bank Bill Rate – Forward Rate Agreement

Portfolio of Investments (Unaudited)

Nuveen Short Duration Bond Fund (continued)

December 31, 2007

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of foreign currency transaction gains and losses, paydown gains and losses, amortization of premium and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2007, the cost of investments was $18,003,090.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2007, were as follows:

Gross unrealized:
Appreciation	$298,624
Depreciation	(57,006)
Net unrealized appreciation (depreciation) of investments	$241,618

Portfolio of Investments (Unaudited)

Nuveen Multi-Strategy Income Fund

December 31, 2007

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 23.3%

	Aerospace & Defense – 0.5%

$12	Boeing Capital Corporation	5.800%	1/15/13	A+	$12,574

20	Honeywell International Inc.	7.500%	3/01/10	A	21,296

40	L-3 Communications Corporation	6.125%	1/15/14	BB+	39,400

10	Lockheed Martin Corporation	7.650%	5/01/16	A–	11,490

8	United Technologies Corporation	7.500%	9/15/29	A	9,461
90	Total Aerospace & Defense				94,221
	Beverages – 0.1%

7	Coca-Cola Enterprises Inc.	6.750%	9/15/28	A	7,745

5	Diageo Capital, PLC	5.750%	10/23/17	A–	5,038

10	Pepsi Bottling Group LLC	5.500%	4/01/16	A	10,202
22	Total Beverages				22,985
	Building Products – 0.5%

40	Dayton Superior Corporation	13.000%	6/15/09	CCC+	37,400

40	Goodman Global Holdings	8.360%	6/15/12	B1	39,900

4	Masco Corporation	5.875%	7/15/12	BBB+	4,104

20	Norcraft Holdings LP	0.000%	9/01/12	B–	18,100
104	Total Building Products				99,504
	Capital Markets – 0.4%

80	JP Morgan Chase & Company	5.375%	10/01/12	Aa2	81,508

1	Merril Lynch & Company	3.700%	4/21/08	A+	993
81	Total Capital Markets				82,501
	Chemicals – 0.5%

6	Dow Chemical Company	7.375%	11/01/29	A–	6,618

30	Equistar Chemicals LP	7.550%	2/15/26	BB	24,450

30	MacDermid, Inc.	9.500%	4/15/17	CCC+	28,350

30	NOVA Chemicals Corporation	7.863%	11/15/13	Ba3	28,200

2	Praxair, Inc.	6.375%	4/01/12	A	2,144
98	Total Chemicals				89,762
	Commercial Banks – 0.9%

50	Bank of America Corporation	6.000%	9/01/17	Aa1	51,177

6	Charter One Bank FSB	6.375%	5/15/12	Aa3	6,368

4	Key Bank NA	7.000%	2/01/11	A2	4,269

25	National City Bank	6.200%	12/15/11	A	25,685

18	PNC Funding Corporation	7.500%	11/01/09	A	18,947

6	SunTrust Banks Inc.	6.375%	4/01/11	Aa3	6,257

9	US Bank NA Minnesota	6.375%	8/01/11	AA	9,447

39	Wachovia Corporation	5.250%	8/01/14	A+	38,184

20	Wells Fargo & Company	5.250%	10/23/12	AA+	20,354
177	Total Commercial Banks				180,688

Portfolio of Investments (Unaudited)

Nuveen Multi-Strategy Income Fund (continued)

December 31, 2007

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Commercial Services & Supplies – 0.9%

$30	Ahern Rentals Inc.	9.250%	8/15/13	B+	$25,425

50	Browning Ferris-Allied Waste	9.250%	5/01/21	BB+	52,938

40	Interface, Inc.	10.375%	2/01/10	B+	42,100

35	Quebecor Media Inc.	7.750%	3/15/16	B	33,775

30	Rental Service Corporation	9.500%	12/01/14	B–	27,000
185	Total Commercial Services & Supplies				181,238
	Communications Equipment – 0.1%

10	Cisco Systems, Inc.	5.500%	2/22/16	A+	10,186

1	Motorola, Inc.	7.625%	11/15/10	A–	1,072

3	Motorola, Inc.	7.500%	5/15/25	A–	3,200
14	Total Communications Equipment				14,458
	Computers & Peripherals – 0.1%

35	International Business Machines Corporation (IBM)	4.750%	11/29/12	A+	35,295
	Consumer Finance – 0.1%

12	SLM Corporation	5.375%	1/15/13	BBB+	10,746
	Containers & Packaging – 1.4%

50	Caraustar Industries	7.375%	6/01/09	B+	45,250

40	Intertape Polymer US Inc.	8.500%	8/01/14	CCC+	36,750

185	Owens-Brockway Glass Container Inc.	8.875%	2/15/09	BB	185,925
275	Total Containers & Packaging				267,925
	Diversified Consumer Services – 0.2%

40	Hawker Beechcraft Acquistion Company	9.750%	4/01/17	B–	39,900
	Diversified Financial Services – 0.9%

40	CIT Group, Inc.	4.750%	12/15/10	A	37,967

35	Citigroup Inc.	6.000%	10/31/33	AA–	32,511

65	General Electric Capital Corporation, Medium Term Notes	5.625%	9/15/17	Aaa	66,813

20	International Lease Finance Corporation	5.650%	6/01/14	AA–	20,351

18	Sanwa Finance Aruba AEC	8.350%	7/15/09	Aa3	18,915
178	Total Diversified Financial Services				176,557
	Diversified Telecommunication Services – 1.5%

50	AT&T, Inc.	6.800%	5/15/36	A	54,282

40	Cincinnati Bell Inc.	7.000%	2/15/15	Ba3	38,000

40	Citizens Communications Company	9.000%	8/15/31	BB+	40,100

50	Sprint Capital Corporation	6.900%	5/01/19	BBB	49,765

55	Verizon Communications	6.250%	4/01/37	A	56,593

50	Windstream Corporation, 144A	8.625%	8/01/16	BB–	52,750
285	Total Diversified Telecommunication Services				291,490
	Electric Utilities – 2.1%

35	American Electric Power	5.250%	6/01/15	BBB	34,039

20	Carolina Power and Light Company	5.125%	9/15/13	A2	20,063

20	Dominion Resources Inc.	6.250%	6/30/12	A–	20,974

14	Duke Capital LLC	5.668%	8/15/14	Baa1	13,931

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Electric Utilities (continued)

$55	Duke Energy Corporation	6.250%	1/15/12	A–	$58,047

50	Edison Mission Energy	7.000%	5/15/17	BB–	49,375

40	Energy Future Holdings	10.875%	11/01/17	B3	40,400

40	Exelon Corporation	4.900%	6/15/15	Baa1	37,710

45	FirstEnergy Corporation	6.450%	11/15/11	BBB–	46,507

5	FirstEnergy Corporation	7.375%	11/15/31	BBB–	5,502

16	Pacific Gas and Electric Company	6.050%	3/01/34	A3	16,026

10	Progress Energy, Inc.	7.000%	10/30/31	BBB	10,939

5	PSE&G Power LLC	8.625%	4/15/31	Baa1	6,169

25	Reliant Energy Inc.	7.875%	6/15/17	B–	24,875

11	Reliant Energy, Centerpoint Energy Inc.	7.750%	2/15/11	BBB	11,804

9	Virginia Electric and Power Company	4.750%	3/01/13	A–	8,755
400	Total Electric Utilities				405,116
	Electrical Equipment – 0.2%

40	UCAR Finance Inc.	10.250%	2/15/12	B	41,450
	Energy Equipment & Services – 0.5%

50	Helix Energy Solutions	9.500%	1/15/16	B+	51,125

50	Kinder Morgan Finance	5.700%	1/05/16	Ba2	45,510
100	Total Energy Equipment & Services				96,635
	Food & Staples Retailing – 0.1%

2	Kroger Co.	7.500%	4/01/31	Baa2	2,237

19	Meyer Fred Inc., Kroger Inc.	7.450%	3/01/08	Baa2	19,067
21	Total Food & Staples Retailing				21,304
	Food Products – 0.6%

27	Kellogg Company	7.450%	4/01/31	A3	31,141

50	Pilgrim’s Pride Corporation	8.375%	5/01/17	B	49,250

35	Pinnacle Foods Fianance LLC, 144A	10.625%	4/01/17	CCC	30,275
112	Total Food Products				110,666
	Gas Utilities – 0.1%

2	Consolidated Natural Gas Company	5.000%	12/01/14	A–	1,925

10	Duke Energy Field Services Corporation	7.875%	8/16/10	BBB+	10,733
12	Total Gas Utilities				12,658
	Health Care Providers & Services – 0.5%

50	HealthSouth Corporation	10.750%	6/15/16	CCC+	52,500

55	Tenet Healthcare Corporation	9.875%	7/01/14	CCC+	52,663
105	Total Health Care Providers & Services				105,163
	Hotels, Restaurants & Leisure – 0.4%

50	Mirage Resorts, Inc.	6.750%	2/01/08	BB	50,250

30	Mohegan Tribal Gaming Authority	8.000%	4/01/12	Ba2	30,600
80	Total Hotels, Restaurants & Leisure				80,850

Portfolio of Investments (Unaudited)

Nuveen Multi-Strategy Income Fund (continued)

December 31, 2007

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Household Durables – 0.3%

$25	Beazer Homes USA, Inc.	8.625%	5/15/11	B+	$19,375

12	Pulte Homes, Inc.	4.875%	7/15/09	BB+	11,174

25	Toll Corporation	8.250%	2/01/11	BB+	23,688
62	Total Household Durables				54,237
	Household Products – 0.1%

20	Procter and Gamble Company	4.850%	12/15/15	AA–	20,257
	Independent Power Producers & Energy Traders – 0.4%

25	Intergen NV, 144A	9.000%	6/30/17	BB–	26,438

50	NRG Energy Inc.	7.375%	2/01/16	B1	48,875
75	Total Independent Power Producers & Energy Traders				75,313
	Industrial Conglomerates – 0.3%

50	SPX Corporation	7.625%	12/15/14	BB	51,063
	Insurance – 0.5%

35	Allstate Corporation	7.200%	12/01/09	A+	36,912

55	Prudential Financial Inc.	4.750%	4/01/14	A+	52,519
90	Total Insurance				89,431
	IT Services – 0.4%

40	First Data Corporation	9.875%	9/24/15	B–	37,250

50	Unisys Corporation	7.875%	4/01/08	B+	50,000
90	Total IT Services				87,250
	Machinery – 0.3%

40	American Railcar Industries	7.500%	3/01/14	BB–	38,000

5	Caterpillar Inc.	6.050%	8/15/36	A	5,148

15	Deere & Company	6.950%	4/25/14	A	16,540
60	Total Machinery				59,688
	Media – 1.9%

100	AOL Time Warner	6.875%	5/01/12	BBB+	105,399

55	Comcast Corporation	6.450%	3/15/37	BBB+	56,185

40	Echostar DBS Corporation	7.125%	2/01/16	BB–	41,000

40	News America, Inc., 144A	6.150%	3/01/37	BBB+	38,768

35	R.H. Donnelley Corporation	8.875%	10/15/17	B	32,550

40	Sinclair Broadcasting Group	8.000%	3/15/12	Ba3	40,950

35	Time Warner Cable Inc.	6.550%	5/01/37	BBB+	35,842

25	Walt Disney Company	6.000%	7/17/17	A	26,306

2	Walt Disney Company	7.000%	3/01/32	A	2,305
372	Total Media				379,305
	Metals & Mining – 1.5%

40	California Steel Industries Inc.	6.125%	3/15/14	BB–	35,400

30	Claymont Steel Inc., 144A	8.875%	2/15/15	B3	30,900

30	Freeport McMoran Copper & Gold, Inc.	8.375%	4/01/17	BB	32,250

30	Noranda Aluminum Acquistion Corporation	8.738%	5/15/15	B3	25,350

30	Russel Metals Inc.	6.375%	3/01/14	BB	27,938

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Metals & Mining (continued)

$40	Steel Dynamics, Inc., 144A	7.375%	11/01/12	BB+	$40,400

40	Tube City IMS Corporation	9.750%	2/01/15	B–	36,200

60	United States Steel Corporation	6.050%	6/01/17	Baa3	56,489
300	Total Metals & Mining				284,927
	Multiline Retail – 0.5%

8	Federated Department Stores, Inc.	6.900%	4/01/29	BBB	7,346

35	J.C. Penney Corporation Inc.	5.750%	2/15/18	BBB–	32,938

65	Target Corporation	5.375%	5/01/17	A+	63,643
108	Total Multiline Retail				103,927
	Multi-Utilities – 0.2%

50	Dynegy Holdings, Inc., Term Loan	7.750%	6/01/19	B2	46,375
	Oil, Gas & Consumable Fuels – 1.3%

40	Apache Corporation	6.000%	1/15/37	A–	39,808

10	Devon Energy Corporation	7.950%	4/15/32	Baa1	12,275

18	Halliburton Company	5.500%	10/15/10	A	18,515

10	Occidental Petroleum Corporation	6.750%	1/15/12	A–	10,827

50	Premcor Refining Group Inc.	7.500%	6/15/15	BBB	51,823

10	Tosco Corporation	8.125%	2/15/30	A1	12,750

10	Valero Energy Corporation	7.500%	4/15/32	BBB	11,022

100	W&T Offshore, Inc.	8.250%	6/15/14	B–	94,250

10	XTO Energy, Inc.	6.250%	4/15/13	BBB	10,472
258	Total Oil, Gas & Consumable Fuels				261,742
	Paper & Forest Products – 0.9%

43	Buckeye Technologies Inc.	8.000%	10/15/10	B	42,785

30	Mercer International Inc.	9.250%	2/15/13	B	27,600

40	Rock-Tenn Company	8.200%	8/15/11	BB–	41,600

50	Rock-Tenn Company	5.625%	3/15/13	BB–	47,000

8	Westvaco Corporation	8.200%	1/15/30	BBB	8,576
171	Total Paper & Forest Products				167,561
	Pharmaceuticals – 0.1%

3	Schering-Plough Corporation	6.750%	12/01/33	A–	3,266

20	Wyeth	5.500%	3/15/13	A+	20,594
23	Total Pharmaceuticals				23,860
	Real Estate Investment Trust – 0.1%

25	Simon Property Group, L.P.	4.600%	6/15/10	A–	24,866
	Real Estate Management & Development – 0.1%

12	ERP Operating LP	6.625%	3/15/12	A–	12,468
	Road & Rail – 0.6%

18	Burlington Northern Santa Fe Corporation	6.750%	7/15/11	Baa1	19,029

13	Canadian National Railways Company	6.250%	8/01/34	A–	13,156

10	CSX Corporation	5.600%	5/01/17	BBB–	9,644

50	Kansas City Southern de Mexico, RL de CV	7.375%	6/01/14	B+	48,750

Portfolio of Investments (Unaudited)

Nuveen Multi-Strategy Income Fund (continued)

December 31, 2007

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Road & Rail (continued)

$17	Norfolk Southern Corporation	7.700%	5/15/17	BBB+	$19,284

10	Union Pacific Corporation	5.650%	5/01/17	BBB	9,888
118	Total Road & Rail				119,751
	Software – 0.1%

14	Computer Associates International, Inc.	4.750%	12/01/09	Ba1	14,112
	Tobacco – 0.0%

2	Philip Morris Companies, Inc.	7.750%	1/15/27	Baa1	2,583
	Trading Companies & Distributors – 0.1%

50	Neff Corporation	10.000%	6/01/15	B–	27,500
	Wireless Telecommunication Services – 1.0%

50	Metro Wireless Inc.	9.250%	11/01/14	Caa1	47,250

60	Rogers Wireless Communications Inc.	6.375%	3/01/14	BBB–	61,888

80	Vodafone Group PLC	5.350%	2/27/12	A–	80,632
190	Total Wireless Telecommunication Services				189,770
$4,606	Total Corporate Bonds (cost $4,639,394)				4,557,098

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 18.9%

	U.S. Treasury Bonds/Notes – 18.9%

$60	United States of America Treasury Bonds/Notes (3)	0.000%	11/15/08	AAA	$58,361

1,525	United States of America Treasury Bonds/Notes (3)	0.000%	11/15/10	AAA	1,394,066

875	United States of America Treasury Bonds/Notes (3)	0.000%	11/15/12	AAA	740,678

1,400	United States of America Treasury Bonds/Notes (3)	0.000%	5/15/17	AAA	941,363

470	United States of America Treasury Bonds/Notes (3)	0.000%	2/15/25	AAA	211,443

965	United States of America Treasury Bonds/Notes (3)	0.000%	2/15/31	AAA	338,474
$5,295	Total U.S. Government and Agency Obligations (cost $3,630,874)				3,684,385

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 48.5%

	Autos – Asset-Backed Securities – 3.1%

$300	Banc of America Securities Auto Trust 2006-G1	5.180%	6/18/10	AAA	$301,133

180	Daimer Chrysler Auto Trust, Series 2006D	4.980%	2/08/11	AAA	180,666

16	Daimler Chrysler Auto Trust, Class A3, Series 2005B	4.040%	9/08/09	AAA	16,450

100	Hyundai Auto Receivables Trust 2007A, Class A3A	5.040%	1/17/12	AAA	100,514
596	Total Autos				598,763
	Cards – Asset-Backed Securities – 10.3%

175	American Express Credit Card Master Trust, Class C Series 2007-6	5.420%	1/15/13	BBB	168,551

100	Bank One Issuance Trust 03-A3 A3	5.140%	12/15/10	AAA	100,035

310	Bank One Issuance Trust, 2003 Class A9	3.860%	6/15/11	AAA	308,731

160	Chase Issuance Trust 05-A3 A	5.050%	10/17/11	AAA	159,724

200	CitiBank Credit Card Issuance Trust, 2006 Class B2	5.150%	3/07/11	A	200,360

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Cards – Asset-Backed Securities (continued)

$87	Bank of America Alternative Loan Trust, Series 2005-5 2 CB1	6.000%	6/25/35	Aaa	$87,550

300	General Electric Master Credit Card Note Trust, Class A, Series 2006-1	5.080%	9/15/12	AAA	304,064

300	Household Credit Card Master Note Trust, Class A, Series 2006-1	5.100%	6/15/12	AAA	302,945

217	MBNA Master Credit Card Trust Class 99-J	7.000%	2/15/12	AAA	227,322

150	SLM Student Loan Trust 2007-7 Class A1	5.040%	10/25/12	AAA	149,814
1,999	Total Cards				2,009,096
	Home Equity – Asset Backed Securities – 0.0%

(4) —	Master Asset Backed Securities Trust 2005-WMC1, Mortgage Pass Through Certificates, Class N-1	4.940%	3/26/35	A+	—
	Commercial – Mortgage-Backed Securities – 1.7%

350	Banc of America Commercial Mortgage Pass-Through Certifcates, Series 2005	4.930%	7/10/45	AAA	340,056
	Residential – Mortgage Backed Securities – 33.4%

57	Federal National Mortgage Association Pool 255814	5.500%	8/01/35	AAA	57,281

712	Federal National Mortgage Association Pool 735060	6.000%	11/01/34	AAA	723,740

331	Federal National Mortgage Association Pool 735606	4.440%	5/01/35	AAA	330,998

349	Federal National Mortgage Association Pool 824163	5.500%	4/01/35	AAA	349,192

321	Federal National Mortgage Association Pool 847681	6.230%	12/01/36	AAA	330,923

368	Federal National Mortgage Association Pool 905597 (5)	6.090%	12/01/36	AAA	373,337

1,000	Federal National Mortgage Association Pool (MDR) (WI/DD)	6.000%	TBA	AAA	1,015,468

1,020	Federal National Mortgage Association Pool (MDR) (WI/DD)	5.000%	TBA	AAA	995,297

1,400	Federal National Mortgage Association Pool (MDR) (WI/DD)	5.500%	TBA	AAA	1,398,467

129	Federal Home Loan Mortgage Corporation, Mortgage Pool 1B3220	5.940%	1/01/37	AAA	130,731

800	Government National Mortgage Association Pool (MDR) (WI/DD)	6.000%	TBA	AAA	819,125
6,487	Total Residential				6,524,559
$9,432	Total Asset-Backed and Mortgage-Backed Securities (cost $9,355,229)				9,472,474

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CAPITAL PREFERRED SECURITIES – 0.0%

	Capital Markets – 0.0%

8	First Union Institutional Capital Securities I	8.040%	12/01/26	A1	$8,298
$8	Total Capital Preferred Securities (cost $8,639)				8,298

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SOVEREIGN DEBT – 6.2%

	Colombia – 0.1%

$10	Republic of Colombia	8.250%	12/22/14	BBB–	$11,450
	Hungary – 0.2%

60	Republic of Hungary	4.750%	2/03/15	A2	60,216
	Israel – 0.3%

65	State of Israel	5.500%	11/09/16	A	66,322

Portfolio of Investments (Unaudited)

Nuveen Multi-Strategy Income Fund (continued)

December 31, 2007

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Malaysia – 0.6%

$100	Republic of Malaysia	7.500%	7/15/11	A–	$109,643
	Mexico – 0.4%

65	United Mexican States	6.625%	3/03/15	BBB+	70,610
	Poland – 0.3%

60	Republic of Poland	5.000%	10/19/15	A2	60,967
	South Korea – 0.5%

100	Republic of Korea	5.125%	12/07/16	A	99,897
	Turkey – 3.8%

200	Republic of Turkey, Government Bond	14.000%	1/19/11	Ba3	172,233

400	Republic of Turkey, Government Bond	10.404%	2/15/12	BB	384,332

200	Republic of Turkey, Government Bond	16.000%	3/07/12	Baa3	178,630
800	Total Turkey				735,195
$1,260	Total Sovereign Debt (cost $1,028,417)				1,214,300

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SHORT-TERM INVESTMENTS – 23.3%

	U.S. Government and Agency Obligations – 23.3%

$2,454	Federal Home Loan Banks, Discount Notes (3)	0.000%	1/09/08	Aaa	$2,451,658

2,100	Federal Home Loan Banks, Discount Notes (3)	0.000%	1/11/08	Aaa	2,097,958
4,554	Total U.S. Government and Agency Obligations (cost $4,549,616)				4,549,616
$4,554	Total Short-Term Investments (cost $4,549,616)				4,549,616
	Total Investments (cost $23,212,169) – 120.2%				23,486,171

	Other Assets Less Liabilities – (20.2)%				(3,940,632)

	Net Assets – 100%				$19,545,539

Forward Foreign Currency Exchange Contracts outstanding at December 31, 2007:

Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Australian Dollar	80,000	Canadian Dollar	68,618	1/03/08	$(704)
Canadian Dollar	70,174	Australian Dollar	80,000	1/03/08	(872)
Canadian Dollar	74,595	New Zealand Dollar	100,000	1/03/08	1,343
Canadian Dollar	290,000	U.S. Dollar	286,055	2/19/08	(7,937)
Czech Koruna	3,003,220	U.S. Dollar	170,000	2/14/08	4,691
Danish Krone	667,000	U.S. Dollar	131,483	2/14/08	625
Euro	84,608	Iceland Krona	8,119,800	9/24/08	(2,870)
Japanese Yen	15,554,360	Singapore Dollar	200,000	1/04/08	(310)
Japanese Yen	18,965,200	U.S. Dollar	170,000	2/19/08	(700)
New Taiwan Dollar	3,951,000	U.S. Dollar	122,816	1/15/08	678
New Turkish Lira	659,663	U.S. Dollar	553,130	2/14/08	(1,539)
New Zealand Dollar	100,000	Canadian Dollar	71,888	1/03/08	(4,086)
Philippine Peso	3,386,250	U.S. Dollar	81,853	1/04/08	(176)
Singapore Dollar	200,000	U.S. Dollar	138,939	1/04/08	(45)
Singapore Dollar	250,000	U.S. Dollar	174,149	2/14/08	(80)
South Korean Won	159,613,000	U.S. Dollar	170,000	1/22/08	(815)
Swiss Franc	147,410	U.S. Dollar	131,675	2/13/08	1,117
U.S. Dollar	136,425	Japanese Yen	15,554,360	1/04/08	2,870
U.S. Dollar	75,000	Philippine Peso	3,386,250	1/04/08	7,028
U.S. Dollar	66,223	Colombian Peso	135,625,000	1/15/08	841
U.S. Dollar	81,932	Philippine Peso	3,386,250	2/04/08	1
U.S. Dollar	170,000	Brazilian Real	304,980	2/06/08	370
U.S. Dollar	130,835	Swiss Franc	147,410	2/13/08	(277)
U.S. Dollar	130,609	Hungarian Forint	22,500,000	2/14/08	(913)
U.S. Dollar	127,010	Mexican Peso	1,378,375	2/14/08	(1,104)
U.S. Dollar	292,044	Canadian Dollar	290,000	2/19/08	1,948
U.S. Dollar	61,081	Colombian Peso	123,108,000	2/19/08	(506)
U.S. Dollar	168,239	South African Rand	1,150,000	2/19/08	(1,506)
U.S. Dollar	150,000	Indonesian Rupiah	1,370,250,000	4/04/08	(5,091)
					$(8,019)

Interest Rate Swaps outstanding at December 31, 2007:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Termination Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Morgan Stanley	5,600,000 NOK	Pay	6-Month NIBOR	5.625%	Annually	11/12/09	$(2,413)
Morgan Stanley	3,800,000 NZD	Pay	3-Month NZD-BBR-FRA	8.200	Semi-Annually	12/27/09	(24,233)
Morgan Stanley	4,000,000 BRL	Pay	1-Day BZDIRA	11.270	Annually	1/04/10	(48,490)
Morgan Stanley	9,750,000 NOK	Receive	6-Month NIBOR	5.423	Annually	11/12/12	4,887
Morgan Stanley	4,150,000 NOK	Pay	6-Month NIBOR	5.500	Annually	11/12/17	(3,626)
Morgan Stanley	1,000,000 NZD	Receive	3-Month NZD-BBR-FRA	7.480	Semi-Annually	12/27/17	12,578
							$(61,297)

Credit Default Swaps outstanding at December 31, 2007:

Counterparty	Referenced Entity	Buy/Sell Protection	Notional Amount	Fixed Rate	Termination Date	Value at December 31, 2007	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Goldman Sachs	DJ Investment Grade CDX	Sell	$750,000	3.750%	12/20/12	$(32,011)	$(30,136)
Lehman Brothers	Harrah’s Entertainment Inc.	Sell	125,000	3.750	9/20/08	530	528
							$(29,608)

Portfolio of Investments (Unaudited)

Nuveen Multi-Strategy Income Fund (continued)

December 31, 2007

Futures Contracts outstanding at December 31, 2007:

Type	Contract Position	Number of Contracts	Contract Expiration	Value at December 31, 2007 (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Eurodollar	Long	16	3/08	$3,830,600	$(6,648)
Eurodollar	Short	(32)	9/08	(7,720,800)	8,304
Eurodollar	Long	16	6/09	3,860,400	(248)
LIBOR	Short	(19)	6/08	(2,249,838)	(17,093)
LIBOR	Long	19	12/08	2,259,575	34,438
U.S. Treasury Bond	Long	2	3/08	232,750	(2,631)
U.S. 2-Year Treasury Note	Long	4	3/08	841,000	1,926
U.S. 5-Year Treasury Note	Long	2	3/08	220,563	1,025
U.S. 10 Year-Treasury Note	Long	5	3/08	566,953	2,798
					$21,871

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.

(2)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(3)	A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

(4)	Principal Amount rounds to less than $1,000.

(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.

MDR	Denotes investment is subject to dollar roll transactions and deemed purchased on a when-issued basis.

TBA	To be announced. Maturity date not known prior to the settlement of the transaction.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

WI/DD	Purchased on a when-issued or delayed delivery basis.

BRL	Brazilian Real

NOK	Norwegian Krone

NZD	New Zealand Dollar

BZDIRA	Brazil Inter-Bank Deposit Rate Annualized

LIBOR	London Inter-Bank Offered Rate

NIBOR	Norwegian Inter-Bank Offered Rate

NZD-BBR-FRA	New Zealand Dollar-Bank Bill Rate – Forward Rate Agreement

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of foreign currency transaction gains and losses, paydown gains and losses, amortization of premium and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2007, the cost of investments was $23,238,050.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2007, were as follows:

Gross unrealized:
Appreciation	$401,334
Depreciation	(153,213)
Net unrealized appreciation (depreciation) of investments	$248,121

Portfolio of Investments (Unaudited)

Nuveen High Yield Bond Fund

December 31, 2007

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 52.0%

	Aerospace & Defense – 0.7%

$125	Bombardier Inc., 144A	6.750%	5/01/12	BB	$127,188

91	DI Finance/DynCorp International, Series B	9.500%	2/15/13	B	95,209

260	L-3 Communications Corporation	6.125%	1/15/14	BB+	256,100
476	Total Aerospace & Defense				478,497
	Building Products – 1.4%

425	Dayton Superior Corporation	13.000%	6/15/09	CCC+	397,375

420	Goodman Global Holdings	8.360%	6/15/12	B1	418,950

205	Norcraft Holdings LP	0.000%	9/01/12	B–	185,525
1,050	Total Building Products				1,001,850
	Chemicals – 1.1%

175	Equistar Chemicals LP	7.550%	2/15/26	BB	142,625

220	MacDermid, Inc.	9.500%	4/15/17	CCC+	207,900

100	Methanex Corporation	8.750%	8/15/12	BBB–	107,750

365	NOVA Chemicals Corporation	7.863%	11/15/13	Ba3	343,100
860	Total Chemicals				801,375
	Commercial Services & Supplies – 1.7%

100	Ahern Rentals Inc.	9.250%	8/15/13	B+	84,750

400	Browning Ferris-Allied Waste	9.250%	5/01/21	BB+	423,500

375	Interface, Inc.	10.375%	2/01/10	B+	394,688

180	Quebecor Media Inc.	7.750%	3/15/16	B	173,700

70	Quebecor World Capital Corporation, 144A	8.750%	3/15/16	CCC–	51,888

130	Rental Service Corporation	9.500%	12/01/14	B–	117,000
1,255	Total Commercial Services & Supplies				1,245,526
	Construction Materials – 0.1%

40	Texas Industries Inc.	7.250%	7/15/13	BB–	39,400
	Consumer Finance – 5.3%

400	Ford Motor Credit Company	4.950%	1/15/08	B1	399,736

750	Ford Motor Credit Company	6.625%	6/16/08	B1	739,153

925	Ford Motor Credit Company	6.750%	8/15/08	B1	911,774

85	Ford Motor Credit Company	5.625%	10/01/08	B1	82,541

500	GMAC LLC	6.125%	1/22/08	BB+	500,081

750	GMAC LLC	6.034%	9/23/08	BB+	724,678

470	SLM Corporation, Series MTNA	5.294%	7/25/08	BBB+	460,405
3,880	Total Consumer Finance				3,818,368
	Containers & Packaging – 2.8%

200	Caraustar Industries	7.375%	6/01/09	B+	181,000

425	Intertape Polymer US Inc.	8.500%	8/01/14	CCC+	390,469

971	Owens-Brockway Glass Container Inc.	8.875%	2/15/09	BB	975,855

500	Owens-Illinois Inc.	7.350%	5/15/08	B	502,500
2,096	Total Containers & Packaging				2,049,824

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Diversified Consumer Services – 0.8%

$100	Carriage Services Inc.	7.875%	1/15/15	B1	$99,000

460	Hawker Beechcraft Acquistion Company	9.750%	4/01/17	B–	458,850
560	Total Diversified Consumer Services				557,850
	Diversified Telecommunication Services – 2.4%

50	Cincinnati Bell Inc.	8.375%	1/15/14	B2	49,000

260	Cincinnati Bell Inc.	7.000%	2/15/15	Ba3	247,000

760	Citizens Communications Company	9.000%	8/15/31	BB+	761,900

40	Hughes Network Systems LLC, 144A	9.500%	4/15/14	B1	40,700

100	Intelsat, Tranche B, Term Loan	5.250%	11/01/08	B	99,250

85	Level 3 Financing, Inc.	9.250%	11/01/14	CCC+	77,350

415	Windstream Corporation, 144A	8.625%	8/01/16	BB–	437,825
1,710	Total Diversified Telecommunication Services				1,713,025
	Electric Utilities – 2.5%

300	Edison Mission Energy	7.000%	5/15/17	BB–	296,250

670	Energy Future Holdings	10.875%	11/01/17	B3	676,700

325	Reliant Energy Inc.	7.875%	6/15/17	B–	323,375

500	Texas Competitive ELectric Holdings Company LLC., Series B	10.250%	11/01/15	B3	497,500
1,795	Total Electric Utilities				1,793,825
	Electrical Equipment – 0.6%

443	UCAR Finance Inc.	10.250%	2/15/12	B	459,059
	Energy Equipment & Services – 2.7%

250	Allis Chalmers Energy Inc., 144A	8.500%	3/01/17	B	240,000

950	Helix Energy Solutions	9.500%	1/15/16	B+	971,375

665	Kinder Morgan Finance	5.700%	1/05/16	Ba2	605,284

100	Seitel Inc.	9.750%	2/15/14	B–	85,750

90	Targa Resources Inc.	8.500%	11/01/13	B3	87,300
2,055	Total Energy Equipment & Services				1,989,709
	Food & Staples Retailing – 0.4%

275	Ingles Markets Inc, Senior Subordinate Notes	8.875%	12/01/11	B	280,500
	Food Products – 1.0%

430	Pilgrim’s Pride Corporation	8.375%	5/01/17	B	423,550

330	Pinnacle Foods Fianance LLC, 144A	10.625%	4/01/17	CCC	285,450
760	Total Food Products				709,000
	Health Care Providers & Services – 3.4%

500	Community Health Systems, Inc.	8.875%	7/15/15	B–	511,875

250	HCA Inc.	9.250%	11/15/16	BB–	263,125

500	HealthSouth Corporation	10.829%	6/15/14	CCC+	511,250

700	HealthSouth Corporation	10.750%	6/15/16	CCC+	735,000

450	Tenet Healthcare Corporation	9.875%	7/01/14	CCC+	430,875
2,400	Total Health Care Providers & Services				2,452,125

Portfolio of Investments (Unaudited)

Nuveen High Yield Bond Fund (continued)

December 31, 2007

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Hotels, Restaurants & Leisure – 2.6%

$500	American Casino	7.850%	2/01/12	B+	$515,375

100	MGM Mirage Inc.	6.625%	7/15/15	BB	94,250

1,025	Mirage Resorts, Inc.	6.750%	2/01/08	BB	1,030,125

270	Mohegan Tribal Gaming Authority	8.000%	4/01/12	Ba2	275,400
1,895	Total Hotels, Restaurants & Leisure				1,915,150
	Household Durables – 0.6%

140	Beazer Homes USA, Inc.	8.625%	5/15/11	B+	108,500

250	KB Home	7.750%	2/01/10	Ba2	232,500

90	Toll Corporation	8.250%	2/01/11	BB+	85,275
480	Total Household Durables				426,275
	Independent Power Producers & Energy Traders – 1.5%

312	AES Corporation	8.750%	5/15/13	BB+	327,210

275	Intergen NV, 144A	9.000%	6/30/17	BB–	290,813

515	NRG Energy Inc.	7.375%	2/01/16	B1	503,413
1,102	Total Independent Power Producers & Energy Traders				1,121,436
	Industrial Conglomerates – 0.6%

430	SPX Corporation	7.625%	12/15/14	BB	439,138
	IT Services – 1.5%

420	First Data Corporation	9.875%	9/24/15	B–	391,125

700	Unisys Corporation	7.875%	4/01/08	B+	700,000
1,120	Total IT Services				1,091,125
	Machinery – 0.7%

420	American Railcar Industries	7.500%	3/01/14	BB–	399,000

100	Columbus McKinnon Corporation	8.875%	11/01/13	B1	104,000
520	Total Machinery				503,000
	Media – 4.0%

100	CMP Susquehanna Corporation	9.875%	5/15/14	Caa1	75,500

90	Dex Media Inc.	9.000%	11/15/13	B	82,350

700	Echostar DBS Corporation	5.750%	10/01/08	BB–	700,875

260	Echostar DBS Corporation	7.125%	2/01/16	BB–	266,500

25	Jones Intercable	7.625%	4/15/08	BBB+	25,149

600	Mediacom LLC	9.500%	1/15/13	B–	560,250

50	Paxson Communications Corporation, 144A	11.493%	1/15/13	Caa1	49,313

180	R.H. Donnelley Corporation	8.875%	10/15/17	B	167,400

500	Radio One, Inc.	8.875%	7/01/11	B3	469,375

515	Sinclair Broadcasting Group	8.000%	3/15/12	Ba3	527,231
3,020	Total Media				2,923,943
	Metals & Mining – 3.4%

250	Algoma Acquisition Corporation, 144A	9.875%	6/15/15	B–	206,250

200	California Steel Industries Inc.	6.125%	3/15/14	BB–	177,000

220	Claymont Steel Inc., 144A	8.875%	2/15/15	B3	226,600

220	Freeport McMoran Copper & Gold, Inc.	8.375%	4/01/17	BB	236,500

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Metals & Mining (continued)

$100	Nalco Finance Holdings Inc.	9.000%	2/01/14	B–	$92,500

220	Noranda Aluminum Acquistion Corporation	8.738%	5/15/15	B3	185,900

250	PNA Intermediate Holding Corporation	11.869%	2/15/13	B–	227,500

100	Russel Metals Inc.	6.375%	3/01/14	BB	93,125

625	Steel Dynamics, Inc., 144A	7.375%	11/01/12	BB+	631,250

425	Tube City IMS Corporation	9.750%	2/01/15	B–	384,625
2,610	Total Metals & Mining				2,461,250
	Multi-Utilities – 0.8%

250	Aquila, Inc.	14.875%	7/01/12	Ba3	315,000

250	Dynegy Holdings, Inc., Term Loan	7.750%	6/01/19	B2	231,875
500	Total Multi-Utilities				546,875
	Oil, Gas & Consumable Fuels – 2.4%

150	Alpha Natural Resources, Inc.	10.000%	6/01/12	B–	159,375

250	Energy Partners Limited, 144A	9.750%	4/15/14	B–	237,500

100	Mariner Energy Corporation	8.000%	5/15/17	B	95,625

240	Markwest Energy Partners LP, Series B	8.500%	7/15/16	B	242,400

250	Massey Energy Company, Global Notes	6.625%	11/15/10	B+	245,625

250	Plains Exploration and Production	7.750%	6/15/15	BB–	251,250

110	Sabine Energy LNG LP	7.500%	11/30/16	BB	105,600

400	W&T Offshore, Inc.	8.250%	6/15/14	B–	377,000
1,750	Total Oil, Gas & Consumable Fuels				1,714,375
	Paper & Forest Products – 1.8%

217	Buckeye Technologies Inc.	8.000%	10/15/10	B	215,915

220	Mercer International Inc.	9.250%	2/15/13	B	202,400

200	Millar Western Forest Products Ltd	7.750%	11/15/13	B2	150,000

380	Rock-Tenn Company	8.200%	8/15/11	BB–	395,200

250	Rock-Tenn Company	5.625%	3/15/13	BB–	235,000

100	Verso Paper Holsings LLC., Series B	9.125%	8/01/14	B+	101,500
1,367	Total Paper & Forest Products				1,300,015
	Road & Rail – 1.0%

200	Kansas City Southern de Mexico, RL de CV	7.375%	6/01/14	B+	195,000

500	Kansas City Southern Railway Company	9.500%	10/01/08	B	512,500
700	Total Road & Rail				707,500
	Semiconductors & Equipment – 0.3%

300	Freescale Semiconductor Inc., 144A	10.125%	12/15/16	B–	249,000
	Textiles, Apparel & Luxury Goods – 0.2%

250	HBI Branded Apparel Limited, Inc., Term Loan	8.204%	12/15/14	B2	248,750
	Trading Companies & Distributors – 0.2%

100	H&E Equipment Limited, 144A	8.375%	7/15/16	B+	93,000

200	Neff Corporation	10.000%	6/01/15	B–	110,000
300	Total Trading Companies & Distributors				203,000

Portfolio of Investments (Unaudited)

Nuveen High Yield Bond Fund (continued)

December 31, 2007

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Wireless Telecommunication Services – 3.5%

$415	Metro Wireless Inc.	9.250%	11/01/14	Caa1	$392,173

537	Rural Cellular Corporation	8.250%	3/15/12	Ba3	559,820

1,500	Triton PCS Inc.	8.500%	6/01/13	CCC	1,560,000
2,452	Total Wireless Telecommunication Services				2,511,993
$38,451	Total Corporate Bonds (cost $38,483,745)				37,752,758

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SHORT-TERM INVESTMENTS – 47.9%

	U.S. Government and Agency Obligations – 45.7%

$7,000	Federal Home Loan Banks, Discount Notes (3)	0.000%	1/02/08	Aaa	$6,999,183

11,000	Federal Home Loan Banks, Discount Notes (3)	0.000%	1/03/08	Aaa	10,997,391

4,000	Federal Home Loan Banks, Discount Notes (3)	0.000%	1/04/08	Aaa	3,998,597

7,000	Federal Home Loan Banks, Discount Notes (3)	0.000%	1/07/08	Aaa	6,994,983

4,200	Federal Home Loan Banks, Discount Notes (3)	0.000%	1/17/08	Aaa	4,192,253
33,200	Total U.S. Government and Agency Obligations (cost $33,182,407)				33,182,407
	Repurchase Agreements – 2.2%

1,649	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/07, repurchase price $1,649,005, collateralized by $1,210,000 U.S. Treasury Bonds, 7.625%, due 2/15/25, value $1,687,950	1.000%	1/02/08	N/A	1,648,913
$34,849	Total Short-Term Investments (cost $34,831,320)				34,831,320
	Total Investments (cost $73,315,065) – 99.9%				72,584,078

	Other Assets Less Liabilities – 0.1%				42,646

	Net Assets – 100%				$72,626,724

Credit Default Swaps outstanding at December 31, 2007:

Counterparty	Referenced Entity	Buy/Sell Protection	Notional Amount	Fixed Rate	Termination Date	Value at December 31, 2007	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Bank of America	Freescale Semiconductor, Inc.	Sell	$1,000,000	3.250%	12/20/08	$(1,350)	$(1,350)
Goldman Sachs	DJ Investment Grade CDX	Sell	23,500,000	3.750	12/20/12	(1,003,003)	(131,753)
Lehman Brothers	Harrah’s Entertainment Inc.	Sell	750,000	3.750	9/20/08	3,181	3,169
							$(129,934)

Total Return Swap outstanding at December 31, 2007:

Counterparty	Receive	Pay	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
Lehman Brothers	Lehman Brothers U.S. High Yield Index	1-Month USD-LIBOR-BBA less 60 basis points	12/01/08	$15,000,000	$3,963

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.

(2)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(3)	A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

N/A	Not Applicable

USD-LIBOR-BBA	United States Dollar-London Inter-Bank Offered Rate-British Bankers’ Association

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, amortization of premium and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2007, the cost of investments was $73,374,774.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2007, were as follows:

Gross unrealized:
Appreciation	$230,327
Depreciation	(1,021,023)
Net unrealized appreciation (depreciation) of investments	$(790,696)

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: Ex-99. CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust III

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: February 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: February 29, 2008

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: February 29, 2008